Other reserves - Summary of Other Reserves (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of reserves within equity [line items]
Beginning balance		£ 3,833		£ 4,160		£ 4,068
(Loss)/gain on net investment hedges		(3)		108		(141)
Fair value gain arising on hedging instruments	[1]	(8)		0		0
Amounts reclassified to profit or loss		58		44		(38)
Share of other comprehensive (loss)/income of associates		0		(1)		51
Share cancellations		0	[2]			(807)
Net movement in own shares held by ESOP Trusts		(82)		(54)		(55)
Net derecognition of liabilities in respect of put options		42		228	[3]	62
Ending balance		3,734		3,833		4,160
Other reserves
Disclosure of reserves within equity [line items]
Beginning balance		187		285		(336)
Foreign exchange differences on translation of foreign operations		(70)		(404)		408
(Loss)/gain on net investment hedges		(3)		108		(141)
Fair value gain arising on hedging instruments		(35)		(43)		38
Amounts reclassified to profit or loss		58		44		(38)
Share of other comprehensive (loss)/income of associates				(1)		32
Cost of hedging		(8)
Share cancellations		5	[2]			8
Net movement in own shares held by ESOP Trusts		(8)
Net derecognition of liabilities in respect of put options		25		198	[3]	102
Share purchases – close period commitments						212
Ending balance		151		187		285
Capital redemption reserve
Disclosure of reserves within equity [line items]
Beginning balance		22		22		14
Share cancellations		5				8
Ending balance		27		22		22
Equity reserve
Disclosure of reserves within equity [line items]
Beginning balance		(65)		(263)		(577)
Net derecognition of liabilities in respect of put options		25		198		102
Share purchases – close period commitments						212
Ending balance		(40)		(65)		(263)
Hedging reserve
Disclosure of reserves within equity [line items]
Beginning balance		1				0
Fair value gain arising on hedging instruments		(35)		(43)		38
Amounts reclassified to profit or loss		58		44		(38)
Cost of hedging		(8)
Ending balance		16		1
Translation reserve
Disclosure of reserves within equity [line items]
Beginning balance		229		526		227
Foreign exchange differences on translation of foreign operations		(70)		(404)		408
(Loss)/gain on net investment hedges		(3)		108		(141)
Share of other comprehensive (loss)/income of associates				(1)		32
Net movement in own shares held by ESOP Trusts		(8)
Ending balance		£ 148		£ 229		£ 526

[1]	During 2024, WPP entered into hedging arrangements for which the foreign currency basis within the hedging instrument was excluded from the hedge designation, and identified as a cost of hedging, as permitted by IFRS.
[2]	5In December 2024, WPP cancelled 50,367,570 treasury shares.
[3]	During 2023, WPP sold a portion of its ownership of FGS Global to KKR. As part of this transaction, the previous put option granted to management shareholders was derecognised.